Interim Consolidated Statements of Stockholders’ Equity (Unaudited) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2015	$ 18	$ 70,123	$ (15,575)	$ 54,566
Balance, shares at Dec. 31, 2015	18,244,671
Issuance of common stock
Issuance of common stock, shares	33,222
Net income/(loss)			19	19
Balance at Sep. 30, 2016	$ 18	70,123	(15,556)	54,585
Balance, shares at Sep. 30, 2016	18,277,893
Balance at Dec. 31, 2016	$ 18	70,123	(21,388)	48,753
Balance, shares at Dec. 31, 2016	18,277,893
Net income/(loss)			(3,794)	(3,794)
Balance at Sep. 30, 2017	$ 18	$ 70,123	$ (25,182)	$ 44,959
Balance, shares at Sep. 30, 2017	18,277,893